Description of Organization and Business Operations and Liquidity - Additional Information (Detail) - USD ($)						1 Months Ended	9 Months Ended	12 Months Ended
	May 07, 2024	Feb. 21, 2024	May 15, 2023	May 09, 2023	Nov. 02, 2021	Apr. 28, 2023	Sep. 30, 2024	Dec. 31, 2023	Apr. 16, 2024	Mar. 31, 2024	Dec. 31, 2022
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Unit issued price per unit							$ 10	$ 10
Investment of cash in trust account					$ 234,600,000
Cash deposited in trust account per unit					$ 10.2
Term of restricted investments					185 days
Minimum net worth to consummate business combination							$ 5,000,001	$ 5,000,001
Percentage of public shares that would not be redeemed if business combination is not completed within initial combination period							100.00%	100.00%
Period to complete business combination from closing of the initial public offering							36 months	30 months
Expenses payable on dissolution							$ 100,000	$ 100,000		$ 100,000
Minimum per share amount to be maintained in the trust account							$ 10.2	$ 10.2
Transaction Costs					$ 13,355,589
Underwriting Fees					4,600,000
Deferred Underwriting Fees Payable					8,050,000
Costs Related To the Initial Public Offering.					705,589
Cash							$ 86,320	$ 79,974
Deferred underwriting fees					$ 8,050,000		8,050,000
Investments held in the Trust Account							8,493,268	17,591,536			$ 237,373,538
Working capital								3,800,000
Current liabilities							7,366,078	4,126,409			673,227
Temporary equity stock redeemed during the period shares						21,422,522
Cash withdrawn from Trust Account for redemption of shares			$ 222,484,624	$ 855,762
Cash withdrawn from Trust Account per share for redemption of shares			$ 10.38
Other investments held to maturity (Restricted)							100,632	108,610			$ 0
Investment reserved to pay accrued taxes and dissolution costs and expenses							$ 100,000	$ 100,000
Share price							$ 11.51	$ 11.15
Short term investments								$ 108,610
Expenses for Benefit of Trust from Interest Earned								$ 8,610
Aggregate merger consideration received		$ 80,000,000
Earn out consideration		$ 40,000,000
Shares issued as part of merger consideration not subject to lock in period		500,000
Common stock shares issued									7,327,478
Common stock shares outstanding									7,327,478
Common stock par or stated value per share									$ 0.0001
Rule 5450(b)(2)(C) [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Minimum Of Publicly Held Shares Value	$ 15,000,000
Maximum Period To Maintain Minimum Publicaly Held Share Value	10 days
Rule 5810(c)(3)(D) [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Maximum Period To Regain Compliance	180 calendar days, or until November 3, 2024
Parent Common Stock [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Common stock shares issued		4,000,000
Common Class A [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Common stock shares issued							5,500,000	5,500,000	7,077,478		0
Common stock shares outstanding							5,500,000	5,500,000	7,077,478		0
Common stock par or stated value per share					$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
Redemption Of Stock Upto The Value Of Net Tangible Asset									$ 5,000,001
Common Stock Held in Trust									839,332
Payments For Repurchase Of Common Stock From Trust Account									$ 9,513,007
Repurchase Of Common Stock Per Share Value									$ 11.33
Common Class B [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Common stock shares issued							250,000	250,000	250,000		5,750,000
Common stock shares outstanding							250,000	250,000	250,000		5,750,000
Common stock par or stated value per share							$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
Capital Units [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Common stock units per unit		$ 10
Cash [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Cash								$ 74,974
Minimum [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Fair market value as percentage of net assets held in trust account included in initial business combination							80.00%	80.00%
Post-transaction ownership percentage of the target entity							50.00%	50.00%
Redemption value per share							$ 10.2	$ 10.2
Other investments held to maturity (Restricted)							$ 100,000
Management Plan [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Expenses payable on dissolution							100,000
Management Plan [Member] | Minimum [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Other investments held to maturity (Restricted)							$ 100,000
Private Placement Warrants [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Class of warrants or rights issued during the period					12,000,000
Class of warrants or rights issued issue price per warrant					$ 1
Proceeds from issuances of warrants					$ 12,000,000
Private Placement Warrants [Member] | Sponsor [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Class of warrants or rights issued during the period					11,600,000
IPO [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Units issued during ther period shares					20,000,000
Proceeds from initial public offering gross					$ 200,000,000
Unit issued price per unit					$ 10
Over-Allotment Option [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Units issued during ther period shares					3,000,000
Proceeds from initial public offering gross					$ 30,000,000
Unit issued price per unit					$ 10
Proceeds from issuance of units					$ 30,000,000
Over-Allotment Option [Member] | Common Class A [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Proceeds from initial public offering gross					$ 30,000,000
Share price					$ 10
Over-Allotment Option [Member] | Private Placement Warrants [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Class of warrants or rights issued during the period					400,000		1,200,000	1,200,000
Over-Allotment Option [Member] | Private Placement Warrants [Member] | Sponsor [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Class of warrants or rights issued during the period					1,200,000
Private Placement [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Proceeds from issuance of private placement		$ 50,000,000